SUBSEQUENT EVENTS (Details)	Feb. 23, 2024 $ / shares	Aug. 04, 2023 R / shares	Aug. 04, 2023 $ / shares	Feb. 22, 2023 R / shares	Feb. 22, 2023 $ / shares	Aug. 05, 2022 R / shares	Aug. 05, 2022 $ / shares	Feb. 22, 2022 R / shares	Feb. 22, 2022 $ / shares	Aug. 06, 2021 R / shares	Aug. 06, 2021 $ / shares	Feb. 22, 2021 R / shares	Feb. 22, 2021 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR/USD per share) | (per share)		R 0.70	$ 0.04	R 3.22	$ 0.18	R 4.93	$ 0.28	R 2.17	$ 0.15	R 0.87	$ 0.06	R 7.05	$ 0.48
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (ZAR/USD per share)	$ 0.19